Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Carrying Values of Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	June 30, 2012			March 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,832	$12,168	$23,000	$10,545	$12,455
Lease Rights	3,754	2,238	1,516	3,838	2,147	1,691
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,759	$13,070	$27,689	$40,843	$12,692	$28,151

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	March 31, 2012			April 2, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,545	$12,455	$23,000	$9,395	$13,605
Lease Rights	3,838	2,147	1,691	3,823	1,632	2,191
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,843	$12,692	$28,151	$40,828	$11,027	$29,801

Estimated Amortization Expense

Estimated amortization expense for each of the next five years is as follows (in thousands):

Remainder of Fiscal 2013	$1,082
Fiscal 2014	1,393
Fiscal 2015	1,393
Fiscal 2016	1,386
Fiscal 2017	1,386
Thereafter	7,044

$13,684

Estimated amortization expense for each of the next five years is as follows (in thousands):

Fiscal 2013	$1,472
Fiscal 2014	1,406
Fiscal 2015	1,406
Fiscal 2016	1,399
Fiscal 2017	1,398
Thereafter	7,064

$14,145